Receivable from Government Authorities	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Receivable from Government Authorities [Abstract]
Receivable from government authorities
6	Receivable from government authorities

The components of receivable from government authorities were as follows:

(In USD)

As at	December 31, 2023	March 31, 2023
Current
Goods and service tax receivable	$990,446	$3,962,822
	990,446	3,962,822

Non current
Goods and service tax receivable*	$3,226,844	$196,483
Other tax receivables	14,939	51,838
	3,241,783	248,321

*	Although these taxes are contractually available to the Company immediately, the Company has accounted for these credits as non-current based upon their expected utilization period.

5	Receivable from government authorities

The components of receivable from government authorities were as follows:

(In USD)	March 31, 2023	March 31, 2022
Current
Goods and service tax receivable	$3,962,822	$2,290,367
Other tax receivables	—	9,793
	3,962,822	2,300,160
Non current
Goods and service tax receivable*	$196,483	$2,335,572
Other tax receivables	51,838	13,368
	248,321	2,348,940

*	These taxes are contractually available to the Company immediately. However, the Company has determined the non-current amount based upon their expected utilization of these available credits.